PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:

Computers and peripheral equipment	$1,132	$1,065
Office furniture and equipment	272	272
Trade equipment	-	-
Leasehold improvements	211	210
Equipment held by customer	5,510	4,722

	7,125	6,269
Accumulated depreciation:
Computers and peripheral equipment	937	786
Office furniture and equipment	238	225
Trade Equipment	-	-
Leasehold improvements	205	201
Equipment held by customer	2,722	1,796

	4,102	3,008
Depreciated cost	$3,023	$3,261

Purchasing of Equipment for the years ended December 31, 2025, 2024 and 2023, were $880 ,$1,598 and $1,714, respectively.

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023, were $1,102, $1,037, and $653, respectively.

During the year 2024, the Company disposed of fully depreciated property, plant, and equipment with cost of $4,155.